Non-operating income (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2022	2021	2022	2021
Convertible loans, derivatives, change in fair value income	14	14,455	2,053	30,310	23,222
Convertible loans, derivatives, transaction costs		—	(148)	—	(148)
Share of results with joint venture	12	(1,917)	(1,169)	(4,419)	(1,696)
Exchange differences gain (loss)		223	(242)	304	152
R&D tax credit		114	199	122	393
Non-operating income		12,875	693	26,317	21,923